SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares subject to redemption (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption - beginning balance	$ 32,430,440	$ 31,936,145	$ 31,440,528	$ 31,440,528	$ 234,364,451
Less: Redemption of ordinary shares					(208,978,864)
Plus: Increase in redemption value of Class A ordinary shares subject to redemption	499,967	494,295	495,617		6,054,941
Class A ordinary shares subject to possible redemption - ending balance	$ 32,930,407	$ 32,430,440	$ 31,936,145	$ 32,930,407	$ 31,440,528